Disclosure of other operating expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Other operating expenses	$ (12,440)	$ 10,586
Regional costs [Member]
Statement [Line Items]
Other operating expenses	4,308	4,388
Other expenses
Statement [Line Items]
Other operating expenses	2,509	6,198
Constancia insurance recovery [Member]
Statement [Line Items]
Other operating expenses	(12,857)	$ 0
Realized gain on contingent consideration of Balmat [Member]
Statement [Line Items]
Other operating expenses	$ (6,400)